Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Deferred Revenues

	2019	2020
	RMB	RMB
Balance at beginning of the year	1,829	1,455
Reductions for the year:
Amortization of installation fees	(90)	(55)
Amortization of government grants	(284)	(261)

Balance at end of year	1,455	1,139

Representing:
Current portion	358	278
Non-current portion	1,097	861

	1,455	1,139